DEBT - Maturities of Long-term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument
2017	$ 36,125
2018	46,089
2019	22,013
2020	10,175
2021	19,131
Thereafter	72,645
Total	206,178	$ 201,275
Bank
Debt Instrument
2017	15,046
2018	24,128
2019	4,865
2020	445
2021	3,903
Thereafter	1,067
Total	49,454
Broker-dealer
Debt Instrument
2017	2,637
2018	1,388
2019	283
2020	1,103
2021	168
Thereafter	3,812
Total	9,391
Citigroup Inc.
Debt Instrument
2017	18,442
2018	20,573
2019	16,865
2020	8,627
2021	15,060
Thereafter	67,766
Total	$ 147,333